August 30, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE: Legg Mason Partners Oregon Municipals Fund (the "Fund")
    Post-Effective Amendment No. 17
    File Nos. 33-52643 and 811-7149


Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 17 filed on August 28, 2006, which became effective on August 28, 2006.

Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Michael Kocur
Michael Kocur
Assistant Secretary